Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue:
Healthcare services	€ 3,252,174	€ 3,225,352	€ 6,396,681	€ 6,501,665
Healthcare products	1,090,020	1,078,082	2,110,641	2,179,863
Insurance contracts	518,372	488,279	965,391	991,639
Revenue	4,860,566	4,791,713	9,472,713	9,673,167
Costs of revenue:
Healthcare services	2,497,489	2,521,355	4,971,457	5,164,454
Healthcare products	571,890	585,135	1,095,061	1,157,122
Insurance contracts	481,205	470,862	916,721	953,252
Costs of revenue	3,550,584	3,577,352	6,983,239	7,274,828
Operating (income) expenses:
Selling, general and administrative	736,012	791,979	1,484,950	1,542,665
Research and development	39,630	38,116	77,939	81,598
(Income) loss from equity method investees	41,256	(45,175)	(66)	(93,008)
Other operating income	(207,606)	(342,945)	(365,991)	(484,260)
Other operating expense	234,835	347,103	540,592	594,671
Operating income	465,855	425,283	752,050	756,673
Other (income) expense:
Interest income	(14,698)	(21,852)	(29,319)	(36,830)
Interest expense	97,554	96,581	190,854	192,296
Income before income taxes	382,999	350,554	590,515	601,207
Income tax expense	89,829	78,259	132,582	139,303
Net income	293,170	272,295	457,933	461,904
Net income attributable to noncontrolling interests	74,793	47,025	122,027	85,412
Net income attributable to shareholders of FME AG	€ 218,377	€ 225,270	€ 335,906	€ 376,492
Basic earnings per share	€ 0.81	€ 0.77	€ 1.24	€ 1.28
Diluted earnings per share	€ 0.81	€ 0.77	€ 1.24	€ 1.28